Leases - Lease ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Leases [Abstract]
Beginning balance	$ 14,132	$ 19,414
Additions	16,528	1,101
Amortization	(6,783)	(6,383)
Ending balance	$ 23,877	$ 14,132